Label	Element	Value
Small-Cap Value Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000887194_SupplementTextBlock

THE LORD ABBETT FAMILY OF FUNDS[1]

Supplement dated July 27, 2017

to the Prospectuses and Statements of Additional Information

You should read this supplement in conjunction with your Fund’s prospectus and SAI.

Class T shares of the following Funds are available for purchase effective July 28, 2017:

Lord Abbett Affiliated Fund

Lord Abbett Bond Debenture Fund

Lord Abbett Investment Trust

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Multi-Asset Balanced Opportunity Fund

Lord Abbett Multi-Asset Income Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Municipal Income Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Research Fund

Lord Abbett Calibrated Dividend Growth Fund

Lord Abbett Securities Trust

Lord Abbett Growth Leaders Fund

Lord Abbett Value Opportunities Fund

[1] All share classes are not available in all Lord Abbett Funds. Please review your Fund’s prospectus and SAI to determine whether the Fund offers a particular share class. This supplement does not apply to Lord Abbett Micro Cap Growth Fund, Lord Abbett Micro Cap Value Fund, Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, or any Funds within Lord Abbett Series Fund.

The following is added as a footnote to the table titled “Annual Fund Operating Expenses” in the subsection of the prospectus titled “Fees and Expenses,” and supplements and supersedes any information to the contrary in each Fund’s prospectus:

†	A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to their financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

The following is added as a footnote to the table titled “Investment Minimums – Initial/Additional Investments” in the subsection of the prospectus titled “Choosing a Share Class” and supplements and supersedes any information to the contrary in each Fund’s prospectus and SAI.

*	There is no investment minimum for Class A or T shares purchased by investors maintaining an account with a financial intermediary that has entered into an agreement with Lord Abbett Distributor to offer Class A and/or T shares through a load-waived network or platform, which may or may not charge transaction fees.

The following information replaces the table in the subsection of the prospectus titled “Choosing a Share Class – Key Features of Share Classes – Class T Shares” and supplements and supersedes any information to the contrary in each Fund’s prospectus and SAI.

Class T Shares
Availability	Available through certain financial intermediaries to individual investors and certain retirement and benefit plans†
Front-End Sales Charge(8)	Up to 2.50%; reduced for large purchases; reduced or waived for certain investors
CDSC	None
Distribution and Service (12b-1) Fee(2)	0.25% of the Fund’s average daily net assets, comprised of: Service Fee: 0.25% Distribution Fee: None
Automatic Conversion	None
Exchange Privilege	None

The following information replaces the subsection of the prospectus titled “Sales Charge Reductions and Waivers – Reducing Your Class T Share Front-End Sales Charge” and supplements and supersedes any information to the contrary in each Fund’s prospectus and SAI.

Reducing Your Class T Share Front-End Sales Charge. You may purchase Class T shares at a discount if your purchase qualifies for the front-end sales charge breakpoint discounts set forth in the table applicable to Class T shares included above in ‘‘Sales Charges – Class A and T Share Front-End Sales Charges,’’ or if your purchase qualifies for a front-end sales charge waiver under the condition described below in “Sales Charge Reductions and Waivers – Front-End Sales Charge Waivers.”

The following information replaces the seventh and twelfth bullets in the subsection of the prospectus titled “Sales Charge Reductions and Waivers – Front-End Sales Charge Waivers” and supplements and supersedes any information to the contrary in each Fund’s prospectus and SAI.

•	purchases by employees of eligible institutions under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the “Code”), maintaining individual custodial accounts held by a broker-dealer that has entered into or is in the process of negotiating a settlement agreement with the Financial Industry Regulatory Authority or another a regulatory body regarding the availability of Class A shares for purchase without a front-end sales charge or CDSC;

•	purchases involving the concurrent sale of Class B or C shares of the Fund by a broker-dealer in connection with a settlement agreement or settlement agreement negotiations between the broker-dealer and a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSCs (although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge; and

The following information is added to the end of the subsection of the prospectus titled “Sales Charge Reductions and Waivers – Front-End Sales Charge Waivers” and supplements and supersedes any information to the contrary in each Fund’s prospectus and SAI.

Class T shares may be purchased without a front-end sales charge (at NAV) when purchased by or on behalf of investors maintaining an account with a financial intermediary that has entered into an agreement with Lord Abbett Distributor to offer Class T shares through a load-waived network or platform, which may or may not charge transaction fees.

The following information replaces the subsection of the SAI titled “Classes of Shares – Class T Shares” and supplements and supersedes any information to the contrary in each Fund’s prospectus and SAI.

Class T Shares. If you buy Class T shares, you pay a sales charge at the time of purchase on investments that do not qualify for a sales charge waiver as described in the prospectus, but if you redeem your shares you pay no CDSC. Class T shares are subject to a Rule 12b-1 fee at an annual rate of 0.25% of the average daily net assets of the Class T shares. Class T shares generally are available only through certain financial intermediaries that have entered into special arrangements with the Fund and/or Lord Abbett Distributor. Other potential fees and expenses related to Class T shares are described in the prospectus and below.

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Value Series